Deferred Charges and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Noncurrent Assets Disclosure [Line Items]
Long-term prepaid rents	$ 4,278	$ 7,296
Construction and other deposits	8,459	14,171
Equipment to be placed in service	15,388	14,124
Other	10,118	10,980
Total	$ 38,243	$ 46,571